[Graphic of Map]
                                  undiscovered
                                 managers(TM)


                           UNDISCOVERED MANAGERS FUNDS
                           FOR INSTITUTIONAL INVESTORS


                               SEMI-ANNUAL REPORT
                                 TO SHAREHOLDERS

                                FEBRUARY 28, 1998


                              Undiscovered Managers
                             Behavioral Growth Fund

                              Undiscovered Managers
                             Special Small Cap Fund

                              Undiscovered Managers
                                    REIT Fund

                              Undiscovered Managers
                              Small Cap Value Fund

                              Undiscovered Managers
                                Hidden Value Fund

                              Undiscovered Managers
                                Core Equity Fund

                              Undiscovered Managers
                               All Cap Value Fund

--------------------------------------------------------------------------------


                                   DISTRIBUTOR
                          First Data Distributors, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581
                             Attn: Susan Moscaritolo
                                  508 871-9768

                                  LEGAL COUNSEL
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
                               Attn: John Kingston
                                  617 951-7000

                                 TRANSFER AGENT
                    First Data Investor Services Group, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581
                               Attn: Neil Forrest
                                  508 871-4306

                             INDEPENDENT ACCOUNTANTS
                              Deloitte & Touche LLP
                                125 Summer Street
                           Boston, Massachusetts 02110
                              Attn: Brian Gallagher
                                  617 261-8398

                                    CUSTODIAN
                              The Bank of New York
                                 48 Wall Street
                            New York, New York 10286
                             Attn: Richard Yacovone
                                  212 495-2376


The report and the financial statements contained herein are submitted for the general information of the shareholders of Undiscovered Managers Funds. The report is not authorized for distribution to prospective investors in Undiscovered Managers Funds unless preceded or accompanied by the current prospectus.

--------------------------------------------------------------------------------
undiscovered
  managers(TM)


To Our Shareholders:

We are delighted to provide to you our inaugural semi-annual report for the Undiscovered Managers Funds. This report offers you a view to the financial and operational activities of the funds since their introduction and includes a listing of the securities owned in each of our portfolios as of February 28, 1998.

We are pleased with the initial response to our product offerings among institutional investors, and in particular, registered investment advisers. We look ahead enthusiastically to continuing to grow in the upcoming months.

We would like to thank all of our managers for their support and cooperation in developing and launching the Undiscovered Managers Funds. Most importantly, we would like to thank you, our clients, for your interest and participation.

If you have any questions about this report, or would like additional information about the Undiscovered Managers Funds, please do not hesitate to call us at 1-888-242-3514.


Sincerely,

/s/ Mark P. Hurley

Mark P. Hurley
President and Chief Executive Officer
Undiscovered Managers, LLC
undiscovered
  managers(TM)


                           Undiscovered Managers Funds
                                and Sub-Advisers

                  UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
                           ("BEHAVIORAL GROWTH FUND")
                     Sub-Adviser: RJF Asset Management, Inc.

                  UNDISCOVERED MANAGERS SPECIAL SMALL CAP FUND
                           ("SPECIAL SMALL CAP FUND")
             Sub-Adviser: Kestrel Investment Management Corporation

                         UNDISCOVERED MANAGERS REIT FUND
                                  ("REIT FUND")
                   Sub-Adviser: Bay Isle Financial Corporation

                   UNDISCOVERED MANAGERS SMALL CAP VALUE FUND
                            ("SMALL CAP VALUE FUND")
                     UNDISCOVERED MANAGERS HIDDEN VALUE FUND
                              ("HIDDEN VALUE FUND")
                    Sub-Adviser: J.L. Kaplan Associates, LLC

                     UNDISCOVERED MANAGERS CORE EQUITY FUND
                              ("CORE EQUITY FUND")
                     Sub-Adviser: Waite & Associates, L.L.C.

                    UNDISCOVERED MANAGERS ALL CAP VALUE FUND
                             ("ALL CAP VALUE FUND")
                   Sub-Adviser: E.R. Taylor Investments, Inc.

                                                                  undiscovered
                                                                    managers(TM)


BEHAVIORAL GROWTH FUND
Portfolio of Investments -- February 28, 1998 (unaudited)


                                                       Market
                                                        Value
Shares                                                (Note 2)
------                                                --------

COMMON STOCKS - 93.26%

              Aerospace and Defense - 4.49%
      800     United Technologies Corp. .........  $    71,450
                                                   -----------

              Banks - 2.46%
    1,100     Golden State Bancorp, Inc. * ......       39,188
                                                   -----------

              Building and Construction - 2.76%
      600     Centex Corp. ......................       43,838
                                                   -----------

              Computers - 22.17%
      600     Adobe Systems, Inc. ...............       26,512
    1,000     Compuware Corp. * .................       42,125
    1,000     Cyberoptics Corp. * ...............       26,750
    1,000     Gateway 2000 * ....................       44,000
      900     Keane, Inc. * .....................       41,850
    1,100     Progress Software Corp. * .........       27,912
    2,200     Software AG Systems, Inc. * .......       42,625
      600     Sterling Software, Inc. * .........       31,613
    1,100     Syntel, Inc. * ....................       29,700
      900     Systems & Computer Technology Corp. *     39,375
                                                   -----------
                                                       352,462
                                                   -----------

              Consumer Products - 4.94%
    1,800     Fossil, Inc. * ....................       48,375
      900     Interstate Bakeries Corp. .........       30,150
                                                   -----------
                                                        78,525
                                                   -----------

              Finance - 2.93%
    1,000     Torchmark Corp. ...................       46,563
                                                   -----------

              Manufacturing - 8.49%
    1,600     Alpha Industries, Inc. * ..........       26,100
      700     Carlisle Companies, Inc. ..........       33,906
      900     Dana Corp. ........................       49,106
    1,200     Input/Output, Inc. * ..............       25,875
                                                   -----------
                                                       134,987
                                                   -----------

              Oil, Gas and Petroleum - 2.85%
      400     Camco International, Inc. .........       23,400
      400     Cooper Cameron Corp. * ............       21,813
                                                   -----------
                                                        45,213
                                                   -----------

              Recreation - 2.65%
      900     Fleetwood Enterprises .............       42,188
                                                   -----------

              Retail - 15.28%
    1,400     Best Buy Co., Inc. * ..............  $    83,475
      800     Brylane, Inc. * ...................       42,900
      600     Miller (Herman), Inc. .............       36,750
    1,000     TJX Companies, Inc. * .............       38,624
      800     Williams-Sonoma, Inc.* ............       41,200
                                                   -----------
                                                       242,949
                                                   -----------

              Telecommunications - 16.23%
    1,100     Avid Technology, Inc. * ...........       38,019
      700     CIENA Corp. * .....................       29,356
    1,300     Corsair Communications, Inc. * ....       26,650
      400     Lucent Technologies, Inc.* ........       43,350
    1,700     Neomagic Corp. * ..................       31,450
    1,400     Superior Telecommunications, Inc. *       54,688
    1,300     360 (Degrees) Communications Co. *        34,450
                                                   -----------
                                                       257,963
                                                   -----------

              Transportation - 8.01%
    1,100     Expeditors International, WA ......       44,550
    1,200     Hunt (JB) Transport Services, Inc.        32,100
    1,900     MotivePower Industries, Inc. * ....       50,706
                                                   -----------
                                                       127,356
                                                   -----------

              Total Common Stocks ...............    1,482,682
                                                   -----------
              (Cost $1,405,893)

Total Investments - 93.26% ......................    1,482,682
                                                   -----------
(Cost $1,405,893)
Net Other Assets and Liabilities - 6.74% ........      107,201
                                                   -----------
Net Assets - 100.00% ............................   $1,589,883
                                                   -----------

--------------------------------
* Non-income producing security.


                       See Notes to Financial Statements.

undiscovered
  managers(TM)


SPECIAL SMALL CAP FUND
Portfolio of Investments -- February 28, 1998 (unaudited)

                                                       Market
                                                        Value
Shares                                                (Note 2)
------                                                --------

COMMON STOCKS - 94.49%

              Automobile - 6.15%
    2,000     Midas, Inc.* ......................  $    35,125
      800     Strattec Security Corp.* ..........       21,050
      800     TBC Corp.* ........................        7,300
      800     TransPro, Inc. ....................        6,100
                                                   -----------
                                                        69,575
                                                   -----------

              Building Materials - 2.60%
    1,000     Congoleum Corp., Class A* .........       10,000
    1,500     Justin Industries, Inc. ...........       19,500
                                                   -----------
                                                        29,500
                                                   -----------

              Capital Goods - 8.31%
      700     Alltrista Corp.* ..................       18,856
      400     Franklin Electric Co, Inc. ........       27,150
      800     Jacobs Engineering Group, Inc.* ...       23,950
      600     Lawson Products ...................       16,650
    1,300     Stimsonite Corp.* .................        7,475
                                                   -----------
                                                        94,081
                                                   -----------

              Chemicals - 5.94%
      700     Georgia Gulf Corp. ................       23,056
      700     LeaRonal, Inc. ....................       19,818
      400     NCH Corp. .........................       24,375
                                                   -----------
                                                        67,249
                                                   -----------

              Electronics - 8.56%
    1,100     CIDCO, Inc.* ......................       18,425
    2,200     Commscope, Inc.* ..................       29,425
    1,500     ESCO Electronics Corp.* ...........       25,875
      400     Varian Associates Inc. ............       23,200
                                                   -----------
                                                        96,925
                                                   -----------

              Finance - 12.02%
      718     ADVANTA Corp., Class A ............       16,908
    1,000     Echelon International Corp.* ......       21,813
      600     FirstBank Puerto Rico .............       23,737
      200     Fund American Enterprises Holding, Inc.   26,150
    1,196     Queens County Bancorp., Inc. ......       47,541
                                                   -----------
                                                       136,149
                                                   -----------

              Food and Beverages - 3.08%
      400     Coca-Cola Bottling Co. Consolidated       23,900
      600     GoodMark Foods, Inc. ..............       10,950
                                                   -----------
                                                        34,850
                                                   -----------

              Health Care Services - 3.52%
      500     CorVel Corp.* .....................  $    17,813
    1,100     Morrison Health Care ..............       22,000
                                                   -----------
                                                        39,813
                                                   -----------

              Leisure - 5.35%
    3,200     Handleman Co.* ....................       21,600
    1,900     Scientific Games Holdings Corp.* ..       38,950
                                                   -----------
                                                        60,550
                                                   -----------

              Medical Products - 4.95%
    1,200     EMPI, Inc.* .......................       21,600
    1,500     Invacare Corp. ....................       34,406
                                                   -----------
                                                        56,006
                                                   -----------

              Oil, Gas and Petroleum - 2.78%
      700     Castle Energy Corp. ...............       11,025
    2,000     Costilla Energy, Inc.* ............       20,500
                                                   -----------
                                                        31,525
                                                   -----------

              Pharmaceuticals - 1.80%
    1,900     Perrigo Co.* ......................       20,425
                                                   -----------

              Publishing - 2.22%
    1,100     Cadmus Communications Corp. .......       25,163
                                                   -----------

              Restaurants - 5.72%
    1,900     Host Marriott Services Corp.* .....       25,413
    1,100     Outback Steakhouse, Inc.* .........       39,325
                                                   -----------
                                                        64,738
                                                   -----------

              Retail - 3.14%
      800     Tandy Corp. .......................       35,600
                                                   -----------

              Technology - 2.90%
    2,300     Information Resources, Inc.* ......       32,878
                                                   -----------

              Textiles - 1.95%
      700     Oxford Industries, Inc. ...........       22,050
                                                   -----------

              Transportation - 10.56%
    1,300     Arnold Industries, Inc. ...........       20,718
    1,200     Landstar Systems, Inc.* ...........       35,700
      900     Midwest Express Holdings, Inc.* ...       43,763
    1,100     Transport Corp. of America, Inc.* .       19,388
                                                   -----------
                                                       119,569
                                                   -----------


                       See Notes to Financial Statements.

                                                                  undiscovered
                                                                    managers(TM)

SPECIAL SMALL CAP FUND
Portfolio of Investments (continued) -- February 28, 1998 (unaudited)


                                                       Market
                                                        Value
Shares                                                (Note 2)
------                                                --------

              Utilities - 2.94%
    1,200     Illinova Corp. ....................  $    33,300
                                                   -----------

              Total Common Stocks ...............    1,069,946
                                                   -----------
              (Cost $1,031,902)

Total Investments - 94.49% ......................    1,069,946
                                                   -----------
(Cost $1,031,902)
Net Other Assets and Liabilities - 5.51% ........       62,399
                                                   -----------
Net Assets - 100.00% ............................  $ 1,132,345
                                                   ===========


--------------------------------
* Non-income producing security.


                       See Notes to Financial Statements.

undiscovered
  managers(TM)


REIT FUND
Portfolio of Investments -- February 28, 1998 (unaudited)


                                                       Market
                                                        Value
Shares                                                (Note 2)
------                                                --------

COMMON STOCKS - 92.15%

              Apartments - 21.21%
    1,300     Avalon Properties, Inc. ...........  $    37,375
    1,600     Bay Apartment Communities, Inc. ...       60,500
     2000     Manufactured Home Communities, Inc.       51,500
    1,800     Security Capital Pacific Trust ....       41,287
     1500     Sun Communities, Inc. .............       52,313
                                                   -----------
                                                       242,975
                                                   -----------

              Diversified - 7.04%
      800     Golf Trust of America, Inc. .......       23,100
     2200     U.S. Restaurants Properties, Inc. .       57,475
                                                   -----------
                                                        80,575
                                                   -----------

              Healthcare Properties - 5.26%
    1,500     LTC Properties, Inc. ..............       31,125
      750     Omega Healthcare Investors, Inc. ..       29,109
                                                   -----------
                                                        60,234
                                                   -----------

              Hotels, Lodging and Restaurants - 7.05%
     2500     Innkeepers USA Trust ..............       37,030
     1750     Patriot American Hospitality, Inc.        43,750
                                                   -----------
                                                        80,780
                                                   -----------

              Industrial - 7.92%
     1800     Security Capital Industries Trust .       43,650
     1425     Weeks Corp. .......................       47,025
                                                   -----------
                                                        90,675
                                                   -----------

              Neighborhood Shopping Centers - 5.65%
      650     Kimco Realty Corp. ................       22,831
     1600     Regency Realty Corp. ..............       41,900
                                                   -----------
                                                        64,731
                                                   -----------

              Office Properties - 19.82%
     1700     CarrAmerica Realty Corp. ..........       50,575
     1400     Cornerstone Properties, Inc. ......       25,025
     1100     Great Lakes REIT, Inc. ............       20,831
     1350     Mack-Cali Realty Corp. ............       50,963
     1000     Prentiss Properties Trust .........       26,687
     2100     Reckson Associates Realty Corp. ...       52,894
                                                   -----------
                                                       226,975
                                                   -----------

              Outlet Centers - 4.24%
     1300     Chelsea GCA Realty, Inc. ..........  $    48,588
                                                   -----------

              Regional Malls - 6.71%
     1500     CBL & Associates Properties, Inc. .       37,313
     1400     Macerich Co. (The) ................       39,550
                                                   -----------
                                                        76,863
                                                   -----------

              Storage - 7.25%
     1400     Public Storage, Inc. ..............       43,138
     1000     Storage USA .......................       39,938
                                                   -----------
                                                        83,076
                                                   -----------

              Total Common Stocks ...............    1,055,472
                                                   -----------
              (Cost $1,076,386)

Total Investments - 92.15% ......................    1,055,472
                                                   -----------
(Cost $1,076,386)
Net Other Assets and Liabilities - 7.85% ........       89,901
                                                   -----------
Net Assets - 100.00% ............................  $ 1,145,373
                                                   ===========


-----------------------------------
REIT   Real Estate Investment Trust


                       See Notes to Financial Statements.

                                                                  undiscovered
                                                                    managers(TM)


SMALL CAP VALUE FUND
Portfolio of Investments -- February 28, 1998 (unaudited)


                                                       Market
                                                        Value
Shares                                                (Note 2)
------                                                --------

COMMON STOCKS - 93.26%

              Automobile - 2.88%
      200     Excel Industries, Inc.* ...........   $    3,975
                                                    ----------

              Basic Materials - 6.64%
      200     Chase Industries, Inc.* ...........        5,637
      100     Reliance Steel & Aluminum Co. .....        3,525
                                                    ----------
                                                         9,162
                                                    ----------

              Building and Construction - 5.18%
      200     ABT Building Products Corp.* ......        3,200
      100     NCI Building Systems, Inc.* .......        3,950
                                                    ----------
                                                         7,150
                                                    ----------

              Business Services - 5.25%
      200     BancTec, Inc.* ....................        5,138
      300     Ultra Pac, Inc.* ..................        2,100
                                                    ----------
                                                         7,238
                                                    ----------

              Capital Goods - 16.02%
      200     Instron Corp. .....................        3,425
      200     Lydall, Inc.* .....................        3,512
      300     MTS Systems Corp. .................        4,894
      100     Oak Industries, Inc.* .............        3,068
      100     Regal Beloit Corp. ................        3,250
      100     Robbins & Myers, Inc. .............        3,962
                                                    ----------
                                                        22,111
                                                    ----------

              Chemicals - 5.92%
      100     Cambrex Corp. .....................        4,950
      300     CPAC, Inc.* .......................        3,225
                                                    ----------
                                                         8,175
                                                    ----------

              Conglomerates - 5.62%
      200     Stewart & Stevenson Services, Inc.         4,887
      100     United Dominion Industries, Ltd. ..        2,875
                                                    ----------
                                                         7,762
                                                    ----------

              Electronics - 6.33%
      200     Fluke Corp. .......................        4,862
      200     Kollmorgen Corp. ..................        3,875
                                                    ----------
                                                         8,737
                                                    ----------

              Finance - 7.38%
      200     Frontier Insurance Group, Inc.             4,713
      200     UST Corp. .........................        5,475
                                                    ----------
                                                        10,188
                                                    ----------

              Furniture - 2.58%
      100     Chromcraft Revington, Inc.* .......   $    3,563
                                                    ----------

              Leisure - 2.07%
      100     Coachmen Industries, Inc. .........        2,856
                                                    ----------

              Oil, Gas and Petroleum - 8.42%
      200     Key Production Co., Inc.* .........        2,013
      300     Trico Marine Services, Inc.* ......        5,588
      200     Vintage Petroleum, Inc. ...........        4,013
                                                    ----------
                                                        11,614
                                                    ----------

              Restaurants - 2.40%
      400     Ryan Family Steak Houses, Inc.* ...        3,313
                                                    ----------

              Retail - 7.50%
      400     Filene's Basement Corp.* ..........        2,125
      500     Group 1 Automotive, Inc.* .........        5,000
      400     Sport Supply Group, Inc.* .........        3,225
                                                    ----------
                                                        10,350
                                                    ----------

              Technology - 6.15%
      200     Kulicke & Soffa Industries, Inc.* .        5,550
      100     Marshall Industries* ..............        2,931
                                                    ----------
                                                         8,481
                                                    ----------

              Transportation - 2.92%
      100     ASA Holdings, Inc. ................        4,025
                                                    ----------

              Total Common Stocks ...............      128,700
                                                    ----------
              (Cost $121,434)

Total Investments - 93.26% ......................      128,700
                                                    ----------
(Cost $121,434)
Net Other Assets and Liabilities - 6.74% ........        9,300
                                                    ----------
Net Assets - 100.00% ............................    $ 138,000
                                                    ==========


--------------------------------
* Non-income producing security.


                       See Notes to Financial Statements.

undiscovered
  managers(TM)


HIDDEN VALUE FUND
Portfolio of Investments -- February 28, 1998 (unaudited)


                                                       Market
                                                        Value
Shares                                                (Note 2)
------                                                --------

COMMON STOCKS - 92.55%

              Aerospace and Defense - 2.88%
      100     Raytheon Co., Class B .............    $   5,881


              Basic Materials - 12.53%
      200     Carpenter Tech Corp. ..............        9,462
      200     Timken Co. ........................        6,450
      100     Trinity Industries, Inc. ..........        5,025
      100     Union Carbide Corp.* ..............        4,644
                                                     ---------
                                                        25,581
                                                     ---------

              Business Services - 5.64%
      200     BancTec, Inc.* ....................        5,138
      300     Reynolds & Reynolds Co., Class A ..        6,375
                                                     ---------
                                                        11,513
                                                     ---------

              Capital Goods - 13.87%
      100     Case Corp. ........................        6,506
      200     Flowserve Corp. ...................        6,338
      100     General Signal Corp. ..............        4,063
      300     Lydall, Inc.* .....................        5,269
      200     Oak Industries, Inc.* .............        6,138
                                                     ---------
                                                        28,314
                                                     ---------

              Chemicals and Allied Products - 5.60%
      100     Cambrex Corp. .....................        4,950
      100     PPG Industries Inc. ...............        6,480
                                                     ---------
                                                        11,430
                                                     ---------

              Conglomerates - 5.50%
      100     TRW, Inc. .........................        5,480
      200     United Dominion Industries, Ltd. ..        5,750
                                                     ---------
                                                        11,230
                                                     ---------

              Electronics - 2.84%
      100     Varian Associates, Inc. ...........        5,800
                                                     ---------

              Finance - 15.81%
      200     Frontier Insurance Group, Inc. ....        4,713
      100     KeyCorp ...........................        7,006
      100     Ohio Casualty Corp. ...............        4,675
      100     Old Republic International Corp. ..        4,219
      100     Union Planters Corp. ..............        6,181
      200     UST Corp. .........................        5,475
                                                     ---------
                                                        32,269
                                                     ---------

              Oil, Gas and Petroleum - 10.65%
      100     Tidewater, Inc. ...................    $   4,450
      200     Trico Marine Services, Inc.* ......        3,725
      200     Unocal Corp. ......................        7,538
      300     Vintage Petroleum, Inc. ...........        6,018
                                                     ---------
                                                        21,731
                                                     ---------

              Retail - 6.26%
      200     BJ's Wholesale Club, Inc.* ........        6,775
      600     Group 1 Automotive, Inc.* .........        6,000
                                                     ---------
                                                        12,775
                                                     ---------

              Technology - 10.97%
      300     Cabletron Systems, Inc.* ..........        4,650
      200     Marshall Industries* ..............        5,863
      300     National Semiconductor Corp.* .....        7,163
      100     Teradyne Inc.* ....................        4,719
                                                     ---------
                                                        22,395
                                                     ---------

              Total Common Stocks ...............      188,919
                                                     ---------
              (Cost $180,398)

Total Investments - 92.55% ......................      188,919
                                                     ---------
(Cost $180,398)
Net Other Assets and Liabilities - 7.45% ........       15,200
                                                     ---------
Net Assets - 100.00% ............................    $ 204,119
                                                     =========


--------------------------------
* Non-income producing security.


                       See Notes to Financial Statements.

                                                                  undiscovered
                                                                    managers(TM)


CORE EQUITY FUND
Portfolio of Investments -- February 28, 1998 (unaudited)


                                                       Market
                                                        Value
Shares                                                (Note 2)
------                                                --------

COMMON STOCKS - 96.77%

              Banks - 14.79%
       80     Bank of New York, Inc. ............    $   4,685
       60     BankAmerica Corp. .................        4,650
       30     U.S. Bancorp ......................        3,452
       10     Wells Fargo & Co. .................        3,220
                                                     ---------
                                                        16,007
                                                     ---------

              Consumer Goods - 16.72%
       50     American Home Products Corp. ......        4,687
       60     General Electric Co. ..............        4,665
      100     PepsiCo, Inc. .....................        3,656
       60     Procter & Gamble Co. ..............        5,096
                                                     ---------
                                                        18,104
                                                     ---------

              Finance - 4.72%
       80     Federal National Mortgage Association      5,105
                                                     ---------

              Insurance - 11.33%
       40     American International Group ......        4,808
       40     Chubb Corp. .......................        3,193
       20     General Re Corp. ..................        4,260
                                                     ---------
                                                        12,261
                                                     ---------

              Machinery - 3.08%
       70     Ingersoll-Rand Co. ................        3,334
                                                     ---------

              Manufacturing - 8.75%
       40     Caterpillar, Inc. .................        2,185
       80     Deere & Co. .......................        4,490
       60     Parker-Hannifin Corp. .............        2,797
                                                     ---------
                                                         9,472
                                                     ---------

              Office Products - 5.85%
       20     Avery Dennison Corp. ..............        1,010
       60     Xerox Corp. .......................        5,321
                                                     ---------
                                                         6,331
                                                     ---------

              Oil, Gas and Petroleum - 6.96%
       50     Mobil Corp. .......................        3,622
       70     Texaco, Inc. ......................        3,907
                                                     ---------
                                                         7,529
                                                     ---------

              Retail - 13.10%
       80     Costco Companies, Inc. * ..........        3,910
       70     Dayton Hudson Corp. ...............        5,412
       80     May Department Stores Co. .........        4,860
                                                     ---------
                                                        14,182
                                                     ---------

              Telecommunications - 7.46%
       40     Bell Atlantic Corp. ...............    $   3,590
       50     Intel Corp. * .....................        4,484
                                                     ---------
                                                         8,074
                                                     ---------

              Utilities - 4.01%
       40     FPL Group, Inc. ...................        2,323
       50     Texas Utilities Co. ...............        2,022
                                                     ---------
                                                         4,345
                                                     ---------

              Total Common Stocks ...............      104,744
                                                     ---------
              (Cost $96,751)

Total Investments - 96.77% ......................      104,744
                                                     ---------
(Cost $96,751)
Net Other Assets and Liabilities - 3.23% ........        3,499
                                                     ---------
Net Assets - 100.00% ............................    $ 108,243
                                                     =========


--------------------------------
* Non-income producing security.


                       See Notes to Financial Statements.

undiscovered
  managers(TM)


ALL CAP VALUE FUND
Portfolio of Investments -- February 28, 1998 (unaudited)


                                                       Market
                                                        Value
Shares                                                (Note 2)
------                                                --------

COMMON STOCKS - 99.41%

              Aerospace and Defense - 6.17%
       78     AlliedSignal, Inc. ................   $    3,320
       59     Raytheon Co., Class A .............        3,422
                                                     ---------
                                                         6,742
                                                     ---------

              Automobile - 10.41%
      127     Cooper Tire & Rubber ..............        2,929
      181     Federal Signal Corp. ..............        4,254
       74     Ford Motor ........................        4,186
                                                     ---------
                                                        11,369
                                                     ---------

              Banks - 10.41%
       62     Banc One Corp. ....................        3,480
       32     Bankers Trust New York Corp. ......        3,784
       78     First Union Corp. .................        4,110
                                                     ---------
                                                        11,374
                                                     ---------

              Chemicals and Allied Products - 5.23%
       51     duPont (El) deNemours & Co. .......        3,127
       40     Eastman Kodak .....................        2,587
                                                     ---------
                                                         5,714
                                                     ---------

              Computers - 5.90%
       78     Adobe Systems, Inc. ...............        3,447
       63     Sun Microsystems, Inc. * ..........        3,000
                                                     ---------
                                                         6,447
                                                     ---------

              Consumer Products - 3.11%
       61     Kimberly-Clark Corp. ..............        3,397
                                                     ---------

              Electronics - 5.19%
       46     Avnet, Inc. .......................        2,933
       36     SGS-Thomson Microelectronics, NV *         2,741
                                                     ---------
                                                         5,674
                                                     ---------

              Finance - 9.59%
       34     American Express Co. ..............        3,063
       49     Merrill Lynch & Co. ...............        3,507
       70     Travelers Group, Inc. .............        3,903
                                                     ---------
                                                        10,473
                                                     ---------

              Health Care Services - 6.44%
       44     Abbott Laboratories ...............        3,292
       40     American Home Products Corp. ......        3,750
                                                     ---------
                                                         7,042
                                                     ---------

              Hotels and Restaurants - 2.78%
      102     Hilton Hotels Corp. ...............   $    3,041
                                                     ---------

              Insurance - 2.74%
       69     RenaissanceRe Holdings ............        2,993
                                                     ---------

              Manufacturing - 8.99%
       40     Armstrong World Industries ........        3,140
       63     Caterpillar, Inc. .................        3,441
       84     Dover Corp. .......................        3,245
                                                     ---------
                                                         9,826
                                                     ---------

              Oil, Gas and Petroleum - 4.31%
       57     British Petroleum ADR .............        4,713
                                                     ---------

              Retail - 6.97%
       80     Liz Claiborne, Inc. ...............        4,000
       68     Sears Roebuck & Co. ...............        3,608
                                                     ---------
                                                         7,608
                                                     ---------

              Technology - 8.39%
      102     Compaq Computer Corp. .............        3,270
       20     International Business Machines Corp.      2,089
       43     Xerox Corp. .......................        3,813
                                                     ---------
                                                         9,172
                                                     ---------

              Telecommunications - 2.78%
       95     Cincinatti Bell, Inc. .............        3,040
                                                     ---------

              Total Common Stocks ...............      108,625
                                                     ---------
              (Cost $100,141)

Total Investments - 99.41% ......................      108,625
                                                     ---------
(Cost $100,141)
Net Other Assets and Liabilities - 0.59% ........          646
                                                     ---------
Net Assets - 100.00% ............................    $ 109,271
                                                     =========


-------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt


                       See Notes to Financial Statements.

                       This page intentionally left blank.

undiscovered
  managers(TM)


      STATEMENTS OF ASSETS AND LIABILITIES o February 28, 1998 (unaudited)


---------------------------------------------------------------------------------------------------------------------------
                                                                     Behavioral           Special Small              REIT
                                                                     Growth Fund            Cap Fund                 Fund
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments (Note 2):
      Investments at cost ........................................   $1,405,893            $1,031,902            $1,076,386
      Net unrealized appreciation (depreciation) .................       76,789                38,044               (20,914)
                                                                     ----------            ----------            ----------
        Total investments at value ...............................    1,482,682             1,069,946             1,055,472
    Cash .........................................................      127,226                97,541                90,213
    Receivables:
      Investments sold ...........................................       10,097                    --                    --
      Fund shares sold ...........................................           --                    --                    --
      Dividend and interest ......................................        1,759                   748                   799
      Due from Adviser, Net ......................................       26,379                28,918                25,916
      Organization costs (Note 2) ................................       30,793                30,776                30,811
      Offering Costs (Note 2) ....................................       14,990                14,941                15,039
      Insurance fees (Note 2) ....................................        2,781                 2,773                 2,791
                                                                     ----------            ----------            ----------
        Total Assets .............................................    1,696,707             1,245,643             1,221,041
                                                                     ----------            ----------            ----------

LIABILITIES:
    Payables:
      Investments purchased ......................................       30,726                32,878                    --
      Fund shares repurchased ....................................           --                    --                    --
      Due to custodian ...........................................           --                    --                    --
      Administration fee (Note 3) ................................          222                   450                   198
      Sub-Adminstration and Transfer Agent fees (Note 3) .........       10,007                10,223                 9,839
      Organization costs (Note 2) ................................       31,839                31,840                31,840
      Offering costs (Note 2) ....................................       17,939                17,939                17,939
      Insurance fees (Note 2) ....................................        3,329                 3,329                 3,329
      Directors' fees (Note 5) ...................................        2,252                 2,652                 2,206
      Accrued expenses and other payables ........................       10,510                13,987                10,317
                                                                     ----------            ----------            ----------
        Total Liabilities ........................................      106,824               113,298                75,668
                                                                     ----------            ----------            ----------
NET ASSETS .......................................................   $1,589,883            $1,132,345            $1,145,373
                                                                     ==========            ==========            ==========

NET ASSETS consist of
    Paid-in capital ..............................................   $1,521,002            $1,088,291            $1,157,803
    Undistributed (distribution in excess of) net investment
      income (loss) ..............................................          809                  (819)                1,563
    Accumulated net realized gain (loss) on investments sold .....       (8,717)                6,829                 6,921
    Net unrealized appreciation (depreciation) of investments ....       76,789                38,044               (20,914)
                                                                     ----------            ----------            ----------
TOTAL NET ASSETS .................................................   $1,589,883            $1,132,345            $1,145,373
                                                                     ==========            ==========            ==========

Shares of beneficial interest outstanding ........................      113,144                87,032                94,422

NET ASSET VALUE,
    Offering and redemption price per share
    (Net Assets/Shares Outstanding) ..............................   $    14.05            $    13.01            $    12.13
                                                                     ==========            ==========            ==========


                       See Notes to Financial Statements.

                                                                  undiscovered
                                                                    managers(TM)


-------------------------------------------------------------------------------------------
         Small Cap              Hidden                 Core                 All Cap
        Value Fund            Value Fund            Equity Fund           Value Fund
-------------------------------------------------------------------------------------------
         $ 121,434            $  180,398             $  96,751            $  100,141
             7,266                 8,521                 7,993                 8,484
         ---------            ----------             ---------            ----------
           128,700               188,919               104,744               108,625
             9,510                34,268                 3,445                    --

                --                    --                    --                 7,282
                --                    --                    --                    98
                42                   300                   221                   260
            21,625                21,611                21,419                21,435
            30,776                30,794                30,793                30,792
            14,941                14,990                14,990                14,989
             2,773                 2,781                 2,781                 2,781
         ---------            ----------             ---------            ----------
           208,367               293,663               178,393               186,262
         ---------            ----------             ---------            ----------


                --                19,073                    --                 2,590
                --                    31                    --                    --
                --                    --                    --                 4,237
                45                    51                    42                    42
            10,126                 9,966                 9,964                 9,964
            31,840                31,840                31,839                31,839
            17,939                17,939                17,939                17,938
             3,329                 3,329                 3,328                 3,328
               277                   359                   252                   253
             6,811                 6,956                 6,786                 6,800
         ---------            ----------             ---------            ----------
            70,367                89,544                70,150                76,991
         ---------            ----------             ---------            ----------
         $ 138,000            $  204,119             $ 108,243            $  109,271
         =========            ==========             =========            ==========


         $ 130,000            $  194,969             $ 100,000            $  100,098
                65                   197                   250                   295
               669                   432                    --                   394
             7,266                 8,521                 7,993                 8,484
         ---------            ----------             ---------            ----------
         $ 138,000            $  204,119             $ 108,243            $  109,271
         =========            ==========             =========            ==========


            10,285                15,270                 8,000                 8,000


         $   13.42            $    13.37             $   13.53            $    13.66
         =========            ==========             =========            ==========



                       See Notes to Financial Statements.

undiscovered
  managers(TM)


    STATEMENTS OF OPERATIONS o For period ended February 28, 1998 (unaudited)



---------------------------------------------------------------------------------------------------------------------------
                                                                      Behavioral           Special Small             REIT
                                                                    Growth Fund(1)          Cap Fund(1)             Fund(1)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends (Note 2) ............................................    $     657             $  1,753             $   2,375
    Interest (Note 2) .............................................        1,308                  489                   299
                                                                       ---------             --------             ---------
       Total investment income ....................................        1,965                2,242                 2,674
                                                                       ---------             --------             ---------

EXPENSES
    Investment advisory fees (Note 3) .............................          844                2,071                   833
    Administration fees (Note 3) ..................................          222                  450                   198
    Custodian fees (Note 3) .......................................        1,331                1,085                 1,130
    Sub-Administration fees (Note 3) ..............................        5,135                5,269                 5,048
    Legal fees ....................................................        2,123                5,562                 1,767
    Transfer Agent fee ............................................        4,873                4,954                 4,792
    Audit fees ....................................................        1,967                2,000                 1,934
    Trustees' fees (Note 5) .......................................        2,252                2,652                 2,206
    Reports to shareholders .......................................        1,700                2,007                 1,661
    Amortization of organization costs (Note 2) ...................        1,047                1,064                 1,029
    Amortization of offering costs (Note 2) .......................        2,949                2,998                 2,900
    Registration fee ..............................................        3,189                3,111                 3,081
    Other fees ....................................................          747                  827                 1,281
                                                                       ---------             --------             ---------
       Total expenses before reimbursement ........................       28,379               34,050                27,860
       Less reimbursement (Note 3) ................................      (27,223)             (30,989)              (26,749)
                                                                       ---------             --------             ---------
       Total expenses net of reimbursement ........................        1,156                3,061                 1,111
                                                                       ---------             --------             ---------
NET INVESTMENT INCOME (LOSS) ......................................          809                 (819)                1,563
                                                                       ---------             --------             ---------

NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (Note 2):
    Net realized gain (loss) on investments sold ..................       (8,717)               6,829                 6,921
    Net change in unrealized appreciation (depreciation)
      of investments ..............................................       76,789               38,044               (20,914)
                                                                       ---------             --------             ---------

NET GAIN (LOSS) ON INVESTMENTS ....................................       68,072               44,873               (13,993)
                                                                       ---------             --------             ---------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...    $  68,881             $ 44,054             $ (12,430)
                                                                       =========             ========             =========


-------------------------------------------------------------------------------

(1) Funds commenced operations on: Behavioral Growth Fund - December 29, 1997; Special Small Cap Fund - December 29, 1997; REIT Fund - December 29, 1997; Small Cap Value Fund - December 29, 1997; Hidden Value Fund - December 29, 1997; Core Equity Fund - December 29, 1997; and All Cap Value Fund - December 29, 1997.


                       See Notes to Financial Statements.

                                                                  undiscovered
                                                                    managers(TM)



----------------------------------------------------------------------------------------------
          Small Cap             Hidden                 Core                  All Cap
        Value Fund(1)        Value Fund(1)        Equity Fund(1)          Value Fund(1)
----------------------------------------------------------------------------------------------
          $     60            $      270             $     306              $    305
               257                   190                   111                   157
          --------            ----------             ---------              --------
               317                   460                   417                   462
          --------            ----------             ---------              --------


               189                   193                   125                   125
                45                    51                    42                    42
             1,052                 1,136                 1,149                 1,146
             5,172                 5,092                 5,091                 5,091
               554                   588                   518                   517
             4,954                 4,873                 4,873                 4,873
             2,000                 1,967                 1,967                 1,967
               277                   359                   252                   253
               210                   271                   190                   191
             1,064                 1,046                 1,046                 1,046
             2,998                 2,949                 2,949                 2,949
             2,778                 2,797                 2,769                 2,769
               773                   745                   740                   758
          --------            ----------             ---------              --------
            22,066                22,067                21,711                21,727
           (21,814)              (21,804)              (21,544)              (21,560)
          --------            ----------             ---------              --------
               252                   263                   167                   167
          --------            ----------             ---------              --------
                65                   197                   250                   295
          --------            ----------             ---------              --------


               669                   432                    --                   394
             7,266                 8,521                 7,993                 8,484
          --------            ----------             ---------              --------

             7,935                 8,953                 7,993                 8,878
          --------            ----------             ---------              --------

          $  8,000            $    9,150             $   8,243              $  9,173
          ========            ==========             =========              ========


                       See Notes to Financial Statements.

undiscovered
  managers(TM)


                       STATEMENTS OF CHANGES IN NET ASSETS



---------------------------------------------------------------------------------------------------------------------------
                                                    Behavioral Growth Fund(1)  Special Small Cap Fund(1)     REIT Fund(1)
                                                    -------------------------  -------------------------     ------------
                                                         Period ended               Period ended             Period ended
                                                       February 28, 1998          February 28, 1998       February 28, 1998
                                                          (unaudited)                (unaudited)              (unaudited)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of period ......................   $       --                 $       --              $       --
                                                           ----------                 ----------              ----------

Increase in net assets resulting from operations:
    Net investment income (loss) .......................          809                       (819)                  1,563
    Net realized gain (loss) on investments sold .......       (8,717)                     6,829                   6,921
    Net change in unrealized appreciation (depreciation)
       of investments ..................................       76,789                     38,044                 (20,914)
                                                           ----------                 ----------              ----------
    Net increase (decrease) in net assets resulting
       from operations .................................       68,881                     44,054                 (12,430)
                                                           ----------                 ----------              ----------

Capital share transactions:
    Net proceeds from sales of shares ..................    1,583,498                  1,088,291               1,157,803
    Cost of shares repurchased .........................      (62,496)                        --                      --
                                                           ----------                 ----------              ----------
       Net increase from
           capital share transactions ..................    1,521,002                  1,088,291               1,157,803
                                                           ----------                 ----------              ----------
       Total increase in net assets ....................    1,589,883                  1,132,345               1,145,373
                                                           ----------                 ----------              ----------

NET ASSETS at end of period (including line A) .........   $1,589,883                 $1,132,345              $1,145,373
                                                           ==========                 ==========              ==========

(A) Undistributed (distribution in excess of)
       net investment income (loss) ....................   $      809                 $     (819)             $    1,563
                                                           ==========                 ==========              ==========

OTHER INFORMATION:
Share transactions:
    Sold ...............................................      117,669                     87,032                  94,422
    Issued to shareholders in reinvestment of
      distributions ....................................           --                         --                      --
    Repurchased ........................................       (4,525)                        --                      --
                                                           ----------                 ----------              ----------
       Net increase in shares outstanding ..............      113,144                     87,032                  94,422
                                                           ==========                 ==========              ==========


--------------------------------------------------------------------------------
(1) Funds commenced operations on: Behavioral Growth Fund - December 29, 1997; Special Small Cap Fund - December 29, 1997; REIT Fund - December 29, 1997; Small Cap Value Fund - December 29, 1997; Hidden Value Fund - December 29, 1997; Core Equity Fund - December 29, 1997; and All Cap Value Fund - December 29, 1997.


                       See Notes to Financial Statements.

                                                                  undiscovered
                                                                    managers(TM)



---------------------------------------------------------------------------------------------------------------------
         Small Cap Value Fund(1)    Hidden Value Fund(1)      Core Equity Fund(1)       All Cap Value Fund(1)
         -----------------------    --------------------      -------------------       ---------------------
              Period ended              Period ended             Period ended               Period ended
            February 28, 1998         February 28, 1998        February 28, 1998          February 28, 1998
               (unaudited)               (unaudited)              (unaudited)                (unaudited)
---------------------------------------------------------------------------------------------------------------------
               $      --                 $      --                  $      --                  $      --
               ---------                 ---------                  ---------                  ---------


                      65                       197                        250                        295
                     669                       432                         --                        394

                   7,266                     8,521                      7,993                      8,484
               ---------                 ---------                  ---------                  ---------

                   8,000                     9,150                      8,243                      9,173
               ---------                 ---------                  ---------                  ---------


                 130,000                   195,000                    100,000                    100,098
                      --                       (31)                        --                         --
               ---------                 ---------                  ---------                  ---------

                 130,000                   194,969                    100,000                    100,098
               ---------                 ---------                  ---------                  ---------
                 138,000                   204,119                    108,243                    109,271
               ---------                 ---------                  ---------                  ---------

               $ 138,000                 $ 204,119                  $ 108,243                  $ 109,271
               =========                 =========                  =========                  =========


               $      65                 $     197                  $     250                  $     295
               =========                 =========                  =========                  =========


                  10,285                    15,272                      8,000                      8,000
                      --                        --                         --                         --
                      --                        (2)                        --                         --
               ---------                 ---------                  ---------                  ---------
                  10,285                    15,270                      8,000                      8,000
               =========                 =========                  =========                  =========


                       See Notes to Financial Statements.

undiscovered
  managers(TM)


FINANCIAL HIGHLIGHTS - For a Share outstanding throughout the period (unaudited)



--------------------------------------------------------------------------------------------------------------------------------
                                                Behavioral Growth Fund(1)   Special Small Cap Fund(1)          REIT Fund(1)
                                                -------------------------   -------------------------          ------------
                                                      Period ended                Period ended                 Period ended
                                                    February 28, 1998           February 28, 1998            February 28, 1998
                                                       (unaudited)                 (unaudited)                  (unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ..............    $     12.50              $       12.50                 $     12.50

Income from Investment Operations:
   Net investment income (2) ......................           0.01                      (0.01)                       0.02
   Net realized and unrealized gain (loss)
      on investments ..............................           1.54                       0.52                       (0.39)
                                                       -----------              -------------                 -----------
      Total from Investment Operations ............           1.55                       0.51                       (0.37)
                                                       -----------              -------------                 -----------

Net increase (decrease) in net asset value ........           1.55                       0.51                       (0.37)
                                                       -----------              -------------                 -----------

Net Asset Value, end of period ....................    $     14.05              $       13.01                 $     12.13
                                                       ===========              =============                 ===========



Total Return ......................................          12.40%**                    4.08%**                    (2.96)%**

Ratios / Supplemental Data:
Net Assets, end of period (in 000's) ..............    $     1,590              $       1,132                 $     1,145
Ratios to average net assets:
   Net investment income including reimbursement ..           0.91%*                    (0.45)%*                     1.97%*
   Operating expenses including reimbursement .....           1.30%*                     1.70%*                      1.40%*
   Operating expenses excluding reimbursement .....          31.93%*                    18.91%*                     35.11%*
Portfolio Turnover Rate                                         12%**                      10%**                       91%**
Average Commission Rate Paid ......................    $    0.0447              $      0.0677                 $    0.0600


--------------------------------------------------------------------------------
*    Annualized
**   Not Annualized
(1) Funds commenced operations on: Behavioral Growth Fund - December 29, 1997; Special Small Cap Fund - December 29, 1997; REIT Fund - December 29, 1997; Small Cap Value Fund - December 29, 1997; Hidden Value Fund - December 29, 1997; Core Equity Fund - December 29, 1997; and All Cap Value Fund - December 29, 1997.
(2) Net investment income per share before reimbursement/waiver of fees by Undiscovered Managers, LLC for the period ended February 28, 1998 were $(0.33) Behavioral Growth Fund; $(0.39) Special Small Cap Fund; $(0.33) REIT Fund; $(3.34) Small Cap Value Fund; $(1.10) Hidden Value Fund; $(2.56) Core Equity Fund; and $(2.89) All Cap Value Fund.


                       See Notes to Financial Statements.

                                                                  undiscovered
                                                                    managers(TM)



----------------------------------------------------------------------------------------------------------------------------------
            Small Cap Value Fund(1)         Hidden Value Fund(1)            Core Equity Fund(1)           All Cap Value Fund(1)
            -----------------------         --------------------            -------------------           ---------------------
                 Period ended                   Period ended                   Period ended                   Period ended
               February 28, 1998              February 28, 1998              February 28, 1998              February 28, 1998
                  (unaudited)                    (unaudited)                    (unaudited)                    (unaudited)
---------------------------------------------------------------------------------------------------------------------------------

                  $     12.50                  $     12.50                     $      12.50                   $     12.50


                         0.01                         0.01                             0.03                          0.04

                         0.91                         0.86                             1.00                          1.12
                  -----------                  -----------                     ------------                   -----------
                         0.92                         0.87                             1.03                          1.16
                  -----------                  -----------                     ------------                   -----------

                         0.92                         0.87                             1.03                          1.16
                  -----------                  -----------                     ------------                   -----------

                  $     13.42                  $     13.37                     $      13.53                   $     13.66
                  ===========                  ===========                     ============                   ===========


                         7.36%**                      6.96%**                          8.24%**                       9.28%**


                  $       138                     $    204                     $        108                   $       109

                         0.36%*                       0.97%*                           1.48%*                        1.75%*
                         1.40%*                       1.30%*                           0.99%*                        0.99%*
                       122.58%*                     108.64%*                         128.80%*                      128.88%*
                            5%**                         4%**                             0%**                         17%**
                  $    0.0610                  $    0.0600                     $     0.0500                   $    0.0592


                       See Notes to Financial Statements.

undiscovered
  managers(TM)


NOTES TO FINANCIAL STATEMENTS (unaudited)


1.  Organization

Undiscovered Managers Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of seven separate managed portfolios. The accompanying financial statements and financial highlights are those of the Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"), the Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund"), the Undiscovered Managers REIT Fund (the "REIT Fund"), the Undiscovered Managers Small Cap Value Fund (the "Small Cap Value Fund"), the Undiscovered Managers Hidden Value Fund (the "Hidden Value Fund"), the Undiscovered Managers Core Equity Fund (the "Core Equity Fund"), and the Undiscovered Managers All Cap Value Fund (the "All Cap Value Fund"), each commencing operations on December 29, 1997, (each a "Fund", and collectively, the "Funds").

2. Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Portfolio Valuation: Investments in securities which are traded on a recognized stock exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, or in the case of over-the-counter securities not so listed, at the last bid price. Short-term obligations that mature in sixty days or less are valued at amortized cost, which approximates market value. All other securities for which market quotations are not readily available (including restricted securities, if any) and all other assets are appraised at their fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: The Funds intend to elect to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.

Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated based upon the relative net assets of each Fund.

Organization and Offering Costs: The Funds will reimburse Undiscovered Managers, LLC (the "Adviser") for certain costs incurred in connection with the Funds' organization and offering. These organization and offering costs are being amortized on a straight-line basis over five years and one year, respectively.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities, including accrued interest, is monitored daily to ensure that the value of the collateral undiscovered
                                                                    managers(TM)


NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)


securities equals or exceeds the repurchase price, including accrued interest. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase.

3. Investment Advisory, Sub-Advisory, Administration and Other Fees

The Trust and the Adviser are parties to an investment advisory agreement with respect to each Fund under which the Adviser provides services for a fee, computed daily and paid monthly, at the following annual percentage rates based on the average daily net assets of each Fund: 0.95% for the Behavioral Growth Fund, 0.65% to 1.65% (depending on the investment performance of the Fund) for the Special Small Cap Fund, 1.05% for the REIT Fund, 1.05% for the Small Cap Value Fund, 0.95% for the Hidden Value Fund, 0.74% for the Core Equity Fund, and 0.74% for the All Cap Value Fund. Until the end of the first calendar quarter ending on or after the 365th day following the commencement of the Special Small Cap Fund's operations, the annual advisory fee rate shall be 1.15%. The Adviser has voluntarily agreed, for an indefinite period, to pay the expenses of each Fund in excess of the following annual percentage rates of the average daily net assets of each Fund, subject to the obligation of the Fund to repay the Adviser such expenses in future years, if any, when the Fund's expenses fall below the stated percentage rate but only to the extent that such repayment would not cause the Fund's expenses in any such future year to exceed the stated percentage rate, and provided that each Fund is not obligated to repay any such expenses more than two years after the end of the fiscal year in which they were incurred: 1.30% for the Behavioral Growth Fund, the sum of 0.55% plus the advisory fee rate for the Special Small Cap Fund, 1.40% for the REIT Fund, 1.40% for the Small Cap Value Fund, 1.30% for the Hidden Value Fund, 0.99% for the Core Equity Fund, and 0.99% for the All Cap Value Fund. For the semi-annual period ended February 28, 1998, the Adviser agreed to reimburse expenses of $27,223, $30,989, $26,749, $21,814, $21,804, $21,544, and $21,560, respectively.

The Adviser has entered into various sub-advisory agreements pursuant to which the Adviser shall pay each sub-adviser an annual fee at the following rates:



                                                                                    Fee Rate as % of Fund's
Fund                                Sub-Adviser                                     Average Daily Net Assets
----                                -----------                                     ------------------------
Behavioral Growth Fund              RJF Asset Management, Inc.                      0.60% of the first $200 million
                                                                                    0.55% of the next $100 million
                                                                                    0.50% of assets in excess of $300
                                                                                    million

Special Small Cap Fund              Kestrel Investment Management Corporation       0.30% - of all assets
                                                                                    1.30% *

REIT Fund                           Bay Isle Financial Corporation                  0.70% of the first $200 million
                                                                                    0.65% of the next $100 million
                                                                                    0.60% of assets in excess of $300
                                                                                    million

Small Cap Value Fund                J.L. Kaplan Associates, LLC                     0.70% of the first $200 million
                                                                                    0.65% of the next $100 million
                                                                                    0.60% of assets in excess of $300
                                                                                    million

Hidden Value Fund                   J.L. Kaplan Associates, LLC                     0.60% of the first $200 million
                                                                                    0.55% of the next $100 million
                                                                                    0.50% of assets in excess of $300
                                                                                    million

Core Equity Fund                    Waite & Associates, LLC                         0.40% of the first $200 million
                                                                                    0.35% of the next $100 million
                                                                                    0.30% of assets in excess of $300
                                                                                    million
                       See Notes to Financial Statements.


undiscovered
  managers(TM)


NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)



                                                                                    Fee Rate as % of Fund's
Fund                                Sub-Adviser                                     Average Daily Net Assets
----                                -----------                                     ------------------------
All Cap Value Fund                  E.R. Taylor Investments, Inc.                   0.40% of the first $200 million
                                                                                    0.35% of the next $100 million
                                                                                    0.30% of assets in excess of $300
                                                                                    million


*The sub-advisory fee rate for the Special Small Cap Fund will vary depending on the investment performance of the Fund. Until the end of the first calendar quarter ending on or after the 365th day following the commencement of the Fund's operation, the annual fee rate shall be 0.80%.

The Trust and the Adviser have entered into an Administrative Services Agreement, pursuant to which the Adviser has agreed to provide each Fund all administrative services for the Funds. Under the Administrative Services Agreement the Adviser is entitled to receive a fee computed and paid monthly at the annual rate of 0.25% of the average net asset value of the Trust.

The Adviser has entered into a sub-administration agreement with First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, to provide certain administrative services at the following fee rates:


Administration Fee Schedule                                            Fund Accounting Fee Schedule
Complex Net Assets                          Annual Fee                 Portfolio Net Assets                  Annual Fee
------------------                          ----------                 --------------------                  ----------
First $500 million                          0.060%                     Less than $50 million                  $30,000.00
Next $500 million                           0.050%                     $50 to $200 million                    $35,000.00
Next $1.5 billion                           0.045%                     $200 to $500 million                   $50,000.00
$2.5 billion and over                       0.035%                     $500 million to $1 billion             $85,000.00
Each additional class per fund              $2,500.00                  $1 billion and over                   $125,000.00
                                                                       Each additional class per fund          $2,500.00


The Bank of New York is the custodian for the Funds and First Data Distributors, Inc., a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, acts as the distributor for the Funds.

4. Dividends from Net Investment Income and Distributions of Capital Gains

With respect to all funds, dividends from net investment income are distributed annually and net realized gains from investment transactions, if any, are normally distributed to shareholders annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees of the Trust. Dividends and capital gain distributions are determined in accordance with income tax requirements which may differ from generally accepted accounting principles.

Distributions from net realized gains for book purposes may include short-term capital gains, which are taxed as ordinary income.

5. Trustees' Compensation

Certain officers and trustees of the Funds are also officers and directors of the Adviser. The Trust does not compensate its officers or affiliated trustees. Effective December 30, 1997, the Trust pays each unaffiliated trustee an annual retainer of $10,000. Each Trustee is eligible to participate in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

6. Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Each Fund currently offers one class of shares, the Institutional Class. At February 28, 1998, Undiscovered Managers, LLC owned 8,000 shares of each Fund.

                                                                  undiscovered
                                                                    managers(TM)


NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

7. Investment Transactions

Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the period ended February 28, 1998 were:


                                                 Aggregate                        Proceeds from
     Fund                                        Purchases                            Sales
     ----                                        ---------                        -------------
Behavioral Growth Fund                          $ 1,486,598                          $   71,988
Special Small Cap Fund                            1,125,452                             100,379
REIT Fund                                         1,594,019                             524,554
Small Cap Value Fund                                125,928                               5,163
Hidden Value Fund                                   184,897                               4,931
Core Equity Fund                                     96,751                                  --
All Cap Value Fund                                  112,031                              12,284


The aggregate gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis, at February 28, 1998 for each Fund is as follows:


     Fund                                       Appreciation                      (Depreciation)                 Net
     ----                                       ------------                      --------------                 ---
Behavioral Growth Fund                           $  97,584                          $  (20,795)               $  76,789
Special Small Cap Fund                              68,454                             (30,410)                  38,044
REIT Fund                                            4,391                             (25,305)                 (20,914)
Small Cap Value Fund                                10,261                              (2,995)                   7,266
Hidden Value Fund                                   11,010                              (2,489)                   8,521
Core Equity Fund                                     8,209                                (216)                   7,993
All Cap Value Fund                                   9,048                                (564)                   8,484

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                                  undiscovered
                                    managers(TM)


     BY PHONE

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